Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Income (loss) before income taxes	$ (5,166,207)	$ (3,454,778)	$ (1,406,738)
Applicable tax rate	26.00%	26.00%	26.00%
Income tax (benefit) liability computed at statutory tax rate	$ (1,343,214)	$ (898,242)	$ (365,752)
Items not deductible for income tax purposes	(100,626)	114,580	174,859
Under/(over) provision of taxes in prior years	0	(824,607)	1,201,114
Change in timing differences	187,473	372,451	(447,394)
Impact on foreign exchange on tax assets and liabilities	117,313	162,359	133,131
Difference between Canadian and foreign taxes	(464,959)	(119,976)	0
Unused tax losses and tax offsets not recognized	1,431,580	(414,825)	418,224
Income tax expense (recovery)	(172,433)	(1,608,260)	1,114,182
Penalties and interest included in income tax expense	0	614,283	0
Texas margin tax (recovery)	22,137	4,791	(10,094)
Income tax expense (recovery)	$ (150,296)	$ (989,186)	$ 1,104,088